Cash and Cash Equivalents - Summary of Group's Cash and Cash Equivalents by Currency (Detail) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure In Tabular Form Of Cash And Cash And Cash Equivalents By Currency [Line Items]
Cash and cash equivalents	$ 6,201	$ 3,025	$ 3,604	$ 4,058
Foreign exchange risk [member]
Disclosure In Tabular Form Of Cash And Cash And Cash Equivalents By Currency [Line Items]
Cash and cash equivalents	6,201	3,025
Foreign exchange risk [member] | US dollar
Disclosure In Tabular Form Of Cash And Cash And Cash Equivalents By Currency [Line Items]
Cash and cash equivalents	5,886	2,917
Foreign exchange risk [member] | Australian dollar
Disclosure In Tabular Form Of Cash And Cash And Cash Equivalents By Currency [Line Items]
Cash and cash equivalents	182	63
Foreign exchange risk [member] | Other
Disclosure In Tabular Form Of Cash And Cash And Cash Equivalents By Currency [Line Items]
Cash and cash equivalents	$ 133	$ 45